Income Taxes - Statutory federal income tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Statutory federal income tax rate	21.00%	21.00%
Cost allocated to warrants	0.00%	65.33%
Change in deferred offering costs	(0.15%)	0.00%
Change in fair value of warrant liabilities	(20.25%)	(456.14%)
Change in fair value of FPAs	0.66%	(19.43%)
Change in valuation allowance	6.82%	389.24%
Other	(0.84%)	0.00%
Effective tax rate	7.24%	0.00%
Unrecognized tax benefits	$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0